Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2016	2017	2018
Shanghai NIO Hongling Investment Management Co., Ltd.	—	—	2,707
Shanghai Weishang Business Consulting Co.,Ltd.	—	—	905
Hubei Changjiang Nextev New Energy Investment Management Co.,Ltd.	—	11,121	—
Beijing CHJ Information Technology Co., Ltd.	—	4,588	—
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership (Limited Partnership)	—	4,015	—
Jiangsu Xindian Automotive Co., Ltd.	—	1,785	—
	—	21,509	3,612

(ii) Acceptance of marketing and advertising service

	For the Year Ended December 31,
	2016	2017	2018
Beijing Xinyi Hudong Guanggao Co., Ltd.	—	8,021	28,245
Beijing Chehui Hudong Guanggao Co., Ltd.	—	544	6,915
Bite Shijie (Beijing) Keji Co., Ltd.	—	6,987	2,865
Beijing Bitauto Information Technology Co., Ltd.	—	—	32
	—	15,552	38,057

(iii) Loan to related party

	For the Year Ended December 31,
	2016	2017	2018
NIO Capital	—	—	66,166
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	—	50,000	—
	—	50,000	66,166

(iv) Cost of manufacturing consignment

	For the Year Ended December 31,
	2016	2017	2018
Suzhou Zenlead XPT New Energy Technologies Co.,Ltd.	—	18,324	132,152

(v) Purchase of property and equipment

	For the Year Ended December 31,
	2016	2017	2018
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	11,107
Bite Shijie (Beijing) Keji Co., Ltd.	—	2,960	—
	—	2,960	11,107

(vi) Interest payable on behalf of related party

	For the Year Ended December 31,
	2016	2017	2018
Baidu Capital L.P.	—	21,671	8,065

(vii) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2016	2017	2018
Suzhou Zenlead XPT New Energy Technologies Co.,Ltd.	—	—	14,776
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	2,436
	—	—	17,212

(viii) Payment on behalf of related party

	For the Year Ended December 31,
	2016	2017	2018
Nanjing Weibang Transmission Technology Co., Ltd.	—	—	2,790

Schedule of due from related parties

(i) Amounts due from related parties

	December 31, 2017	December 31, 2018
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	50,000
NIO Capital	—	34,316
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	7,970
Nanjing Weibang Transmission Technology Co., Ltd.	—	2,790
Shanghai Weilan Hongling Investment Management Co., Ltd.	—	960
Baidu Capital L.P.	21,671	—
Beijing CHJ Information Technology Co., Ltd.	3,624	—
Bin Li	1,680	—
Jiangsu Xindian Automotive Co., Ltd.	1,627	—
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.	954	—
Total	79,556	96,036

Schedule of due to related parties

(ii) Amounts due to related parties

	December 31, 2017	December 31, 2018
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	19,466	210,868
Beijing Chehui Hudong Guanggao Co., Ltd.	576	4,085
Beijing Xinyi Hudong Guanggao Co., Ltd.	400	3,530
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	761
Bite Shijie (Beijing) Keji Co., Ltd. .	—	339
Bin Li	14,289	—
Lihong Qin	5,338	—
Total	40,069	219,583